Investment Objectives and Goals - Vanguard Massachusetts Tax-Exempt Fund	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Vanguard Massachusetts Tax-Exempt Fund (the “Fund”) seeks to provide a high level of current income that is exempt from both federal and Massachusetts personal income taxes. The Fund is intended for Massachusetts residents only.